Stock-Based Compensation (Details 3) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Series A Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding at start of the period		0	0
Number of Warrants, Granted		0	25,000
Number of Warrants, Exercised		0	0
Number of Warrants, Cancelled / Forfeited		0	(25,000)
Number of Warrants, Outstanding at end of the period		0	0	0
Exercisable at the end of the period		0
Weighted Average Exercise Price, Outstanding at start of the period		$ 0	$ 0
Weighted Average Exercise Price, Granted		$ 0	$ 0.20
Weighted Average Exercise Price, Exercised		$ 0	$ 0
Weighted Average Exercise Price, Cancelled / Forfeited		$ 0	$ 0.20
Weighted Average Exercise Price, Outstanding at end of the period		$ 0	$ 0	$ 0
Weighted Average Exercise Price, Exercisable at end of the period		$ 0
Weighted Average Remaining Contractual Life, Outstanding (in years)		0 years	0 years	0 years
Weighted Average Remaining Contractual Life, Exercisable (in years)		0 years
Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Warrants, Outstanding at start of the period	476,270	547,922	18,799
Number of Warrants, Granted	22,083	0	541,667
Number of Warrants, Exercised	0	(66,667)	0
Number of Warrants, Cancelled / Forfeited	(216,667)	(4,986)	(12,543)
Number of Warrants, Outstanding at end of the period	281,686	476,270	547,922	18,799
Exercisable at the end of the period	281,686	476,270
Weighted Average Exercise Price, Outstanding at start of the period	$ 3.02	$ 4.05	$ 194.40
Weighted Average Exercise Price, Granted	$ 3.00	$ 0	$ 3.00
Weighted Average Exercise Price, Exercised	$ 0	$ 3.00	$ 0
Weighted Average Exercise Price, Cancelled / Forfeited	$ 3.00	$ 117.84	$ 243.65
Weighted Average Exercise Price, Outstanding at end of the period	$ 3.04	$ 3.02	$ 4.05	$ 194.40
Weighted Average Exercise Price, Exercisable at end of the period	$ 3.04	$ 3.02
Weighted Average Remaining Contractual Life, Outstanding (in years)	3 years	3 years 1 month 6 days	4 years	1 year 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable (in years)	3 years	3 years 1 month 6 days
Aggregate Intrinsic Value, Options Outstanding at Beginning Period	$ 0
Aggregate Intrinsic Value, Options Outstanding at Ending Period	555,224	0
Aggregate Intrinsic Value, Options Exercisable at the end of the period	$ 555,224